UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04611

Exact name of registrant as specified in charter:	Aberdeen Asia-Pacific Income Fund, Inc.

Address of principal executive offices:	800 Scudders Mill Road,
Plainsboro,
New Jersey 08536

Name and address of agent for service:	Mr Beverley Hendry,
300 S.E. 2nd Street, Suite #820,
Fort Lauderdale,
Florida 33301

Registrant’s telephone number, including area code:	1-800-522-5465

Date of fiscal year end:	10/31/05

Date of reporting period:	7/31/05

Item 1 – Schedule of Investments

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited)

As of July 31, 2005

	Principal Amount (000)	Description	Moody’s Rating	S&P Rating	Value (US$)
LONG-TERM INVESTMENTS - 122.6%
		AUSTRALIA - 62.1%
		Airservices Australia,
AUD	2,500	6.50%, 11/15/06	NR	AAA	$1,918,047
		ANZ Banking Corporation,
AUD	10,000	6.75%, 3/22/12(a)	A1	A+	7,727,825
		Australia Postal Corporation,
AUD	22,000	6.00%, 3/25/09	NR	AAA	16,945,050
		BHP Finance Limited,
AUD	12,000	6.25%, 8/15/08	A1	A+	9,242,663
		CFS Gandel Retail Trust,
AUD	3,000	6.25%, 12/22/14	NR	A	2,287,338
		Commonwealth of Australia,
AUD	5,000	10.00%, 2/15/06	Aaa	AAA	3,891,567
AUD	11,500	6.75%, 11/15/06	Aaa	AAA	8,908,790
AUD	16,500	10.00%, 10/15/07	Aaa	AAA	13,788,417
AUD	40,000	8.75%, 8/15/08	Aaa	AAA	33,455,833
AUD	173,000	7.50%, 9/15/09	Aaa	AAA	142,949,122
AUD	59,500	5.75%, 6/15/11	Aaa	AAA	46,646,697
AUD	139,000	6.50%, 5/15/13	Aaa	AAA	114,858,245
AUD	43,000	6.25%, 4/15/15	Aaa	AAA	35,447,661
AUD	47,200	6.00%, 2/15/17	Aaa	NR	38,403,193
		Commonwealth Bank of Australia,
AUD	10,000	9.00%, 8/15/05	Aaa	AAA	7,608,239
AUD	8,000	6.00%, 9/1/05	Aaa	AAA	6,081,338
AUD	20,000	6.75%, 12/1/07	Aaa	AAA	15,651,714
AUD	25,200	6.25%, 9/1/09	Aaa	AAA	19,740,504
		GE Capital Australia Funding Pty,
AUD	10,000	6.75%, 9/15/07	Aaa	AAA	7,762,985
AUD	9,500	5.75%, 2/11/10	Aaa	AAA	7,204,656
		General Property Trust Management,
AUD	4,000	6.50%, 8/22/13	NR	BBB+	3,072,153
		ING Office Finance,
AUD	4,500	6.25%, 8/19/08	NR	NR	3,443,046
		Jem Bonds Limited,
AUD	10,000	9.00%, 7/15/06	NR	AAA	7,837,197
		Macquarie Bank Limited,
AUD	1,500	6.50%, 9/15/14	A3	A-	1,162,512
		Melbourne Airport,
AUD	4,500	6.75%, 6/15/08	Aaa	AAA	3,508,225
		National Australia Bank,
NZD	4,000	7.09%, 7/18/08	Aa3	AA-	2,733,193
		New South Wales Treasury Corp.,
AUD	34,000	12.60%, 5/1/06	NR	NR	27,201,809
AUD	20,000	12.60%, 5/1/06	Aaa	AAA	16,001,064
AUD	40,000	8.00%, 3/1/08	Aaa	AAA	32,319,282
AUD	12,000	8.00%, 3/1/08	Aaa	AAA	9,696,487
AUD	26,000	7.00%, 12/1/10	Aaa	AAA	21,234,730
AUD	20,000	6.00%, 5/1/12	NR	AAA	15,705,191
		Northern Territory Treasury,
AUD	5,000	10.03%, 8/9/05	NR	NR	3,802,873
		NRMA Insurance Ltd.,
AUD	13,000	6.35%, 11/27/12(a)	NR	AA-	9,982,966
		Publishing & Broadcasting Finance Limited,
AUD	6,700	6.15%, 7/4/15	NR	A-	5,087,916
		Queensland Treasury Corp.,
AUD	20,000	8.00%, 9/14/07	Aaa	AAA	16,002,584
AUD	10,000	5.50%, 5/14/10	NR	AAA	7,674,911
AUD	40,000	6.00%, 6/14/11	Aaa	AAA	31,352,193
AUD	50,000	6.00%, 8/14/13	Aaa	AAA	39,633,206
AUD	43,000	6.00%, 10/14/15	Aaa	AAA	34,285,253
AUD	17,000	6.00%, 6/14/21	Aaa	AAA	13,740,721
		Rabobank Nederland,
AUD	13,000	6.00%, 3/18/10	Aaa	AAA	10,056,548
		RWH Finance Pty Limited,
AUD	4,800	6.20%, 3/26/17	Aa2	NR	3,675,438
		Snowy Hydro Ltd.,
AUD	10,000	5.75%, 2/25/10	Aaa	AAA	7,573,459
		South Australian Financing Authority,
AUD	35,000	7.50%, 10/15/07	Aaa	AAA	27,783,036

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2005

	Principal Amount (000)	Description	Moody’s Rating	S&P Rating	Value (US$)
LONG-TERM INVESTMENTS - CONTINUED
		Southern Cross Airports Corp.,
AUD	15,500	6.02%, 10/11/07	Aaa	AAA	$11,841,743
		St. George Bank Limited,
AUD	5,000	6.00%, 9/25/12(a)	A3	NR	3,807,053
USD	2,000	5.30%, 10/15/15(b)	A3	NR	2,044,122
		Suncorp Metway Limited,
AUD	6,500	5.25%, 11/15/06	A2	A	4,916,474
		Tabcorp Investments No. 4,
AUD	12,400	6.50%, 10/13/11	NR	BBB+	9,634,047
		Telstra Corporation,
AUD	20,000	12.00%, 5/15/06	A1	A+	15,911,089
AUD	21,500	7.25%, 11/15/12	A1	A+	17,457,585
AUD	2,000	8.75%, 1/15/20	NR	NR	1,864,863
		Treasury Corp. of Victoria,
AUD	20,500	10.25%, 11/15/06	Aaa	AAA	16,534,574
AUD	25,000	7.50%, 8/15/08	Aaa	AAA	20,125,788
		Walker Finance Property Limited,
AUD	2,600	5.9167%, 12/30/11	NR	NR	1,982,913
		Wesfarmers Limited,
AUD	6,000	6.25%, 8/27/07	NR	A-	4,594,216
AUD	5,000	6.00%, 3/30/09	NR	A-	3,813,882
		Western Australia Treasury Corp.,
AUD	26,000	8.00%, 10/15/07	Aaa	AAA	20,841,005
AUD	20,000	7.50%, 10/15/09	Aaa	AAA	16,415,946
AUD	10,000	7.00%, 4/15/11	Aaa	AAA	8,189,633
AUD	18,000	8.00%, 7/15/17	Aaa	AAA	16,781,877
		Westpac Banking Corporation,
AUD	5,000	7.00%, 8/2/10(a)	A1	A+	3,811,545

					1,075,654,232

		CANADA - 0.5%
		Ontario Province,
NZD	8,000	6.25%, 12/3/08	Aa2	AA	5,439,004
NZD	4,000	6.25%, 6/16/15	Aa2	AA	2,707,205
		Quebec Province,
AUD	1,500	5.75%, 2/15/06	A1	A+	1,140,161

					9,286,370

		CHINA - 1.4%
		AES China Generating Co. Ltd,
USD	7,400	8.25%, 6/26/10	B1	B+	7,572,191
		Panva Gas Holdings Ltd
USD	1,950	8.25%, 9/23/11	Ba1	BB+	2,056,928
		People’s Republic of China,
USD	10,000	9.00%, 1/15/96	A2	A-	13,535,800
		Xinao Gas Holdings Limited,
USD	700	7.375%, 8/5/12	Ba1	BB+	700,000

					23,864,919

		FRANCE - 0.6%
		Dexia Municipal Agency,
AUD	13,000	6.00%, 10/15/07	Aaa	AAA	9,968,521

		GERMANY - 1.2%
		DSL Bank AG,
AUD	15,000	6.25%, 11/15/06	Aaa	NR	11,491,731
		Helaba International Finance plc,
NZD	3,000	6.75%, 9/12/06	Aaa	AA+	2,044,932
		Landwirtschaftliche Rentenbank,
AUD	10,000	6.00%, 9/15/09	Aaa	AAA	7,709,995

					21,246,658

		HONG KONG - 4.9%
		CITIC Ka Wah Bank,
USD	4,100	7.625%, 7/5/11(a)	Baa3	NR	4,206,354
USD	6,950	9.125%, 5/31/12(a)(c)	Baa3	NR	8,101,059

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2005

	Principal Amount (000)	Description	Moody’s Rating	S&P Rating	Value (US$)
LONG-TERM INVESTMENTS - CONTINUED
		Hutchison Whampoa Ltd.,
USD	5,500	5.45%, 11/24/10(b)	A3	A-	$5,614,741
USD	6,000	7.00%, 2/16/11	A3	A-	6,546,102
USD	18,700	6.50%, 2/13/13	A3	A-	20,043,240
USD	9,400	6.25%, 1/24/14(b)	A3	A-	9,928,327
USD	2,400	7.45%, 11/24/33	A3	A-	2,804,897
USD	3,900	7.45%, 11/24/33(b)	A3	A-	4,526,387
		Kowloon Canton Ry Corporation,
USD	14,300	8.00%, 3/15/10	Aa3	AA-	16,233,145
		PCCW-HKTC Capital Limited,
USD	5,600	8.00%, 11/15/11	Baa2	BBB	6,406,014

					84,410,266

		INDIA - 0.5%
		Reliance Industries Limited,
USD	7,250	10.25%, 1/15/97	Ba2	BB+	8,571,530

		INDONESIA - 2.0%
		Bank Danamon Indonesia,
USD	4,700	7.65%, 3/30/14	B2	B	4,805,750
		Excelcomindo Finance Company,
USD	2,750	8.00%, 1/27/09(b)	B1	B+	2,805,000
		Freeport-McMoran Copper & Gold, Inc.,
USD	5,250	10.125%, 2/1/10	B1	B+	5,827,500
		Indonesian Satellite Corporation,
USD	2,750	7.75%, 11/5/10(b)	Ba3	BB-	2,853,125
		Medco Energi Internasional,
USD	5,825	8.75%, 5/22/10(b)	B2	B+	5,970,625
		MGTI Finance Company Ltd.,
USD	4,000	8.375%, 9/15/10	B2	B+	4,082,440
		PT Bank Mandiri Cayman,
USD	1,600	10.625%, 8/2/07(a)	B3	B	1,708,890
		PT Bank Negara Indonesia,
USD	1,500	10.00%, 11/15/07(a)	B3	B-	1,599,094
		PT Semen Cibinong Tbk.,
USD	3,000	2.795%, 8/13/10(a)(d)	NR	NR	2,685,000
		Republic of Indonesia,
USD	3,100	6.75%, 3/10/14(b)	B2	B+	3,076,750

					35,414,174

		JAPAN - 0.9%
		Mizuho Financial Group,
USD	1,600	5.79%, 4/15/14(b)	A2	A-	1,665,250
		Sumitomo Mitsui Banking,
USD	5,400	8.15%, 8/1/08(c)	A2	NR	5,687,761
		UFJ Finance Aruba AEC,
USD	5,000	8.75%, 11/13/08(c)	A2	NR	5,503,000
USD	3,200	6.75%, 7/15/13	A2	A-	3,518,330

					16,374,341

		MALAYSIA - 5.8%
		Bumiputra Commerce Bank Berhad,
USD	5,500	5.125%, 10/16/08(a)(c)	Baa1	BBB-	5,498,564
		Hong Leong Bank Berhad,
USD	4,700	5.25%, 8/3/10(a)	NR	NR	4,692,856
		IOI Ventures,
USD	1,450	5.25%, 3/16/15	A3	BBB+	1,443,949
		Malaysia Government,
MYR	7,000	6.812%, 11/29/06	A3	A+	1,971,264
MYR	54,000	4.305%, 2/27/09	A3	NR	14,918,850
USD	7,990	7.50%, 7/15/11	A3	A-	9,105,468
MYR	6,500	3.833%, 9/28/11	A3	A+	1,779,785
MYR	26,900	3.702%, 2/25/13	A3	A+	7,148,658
MYR	12,000	5.094%, 4/30/14	A3	NR	3,468,446
MYR	10,000	4.72%, 9/30/15	A3	NR	2,784,658
		Petroliam Nasional Berhad,
USD	6,800	7.00%, 5/22/12	A1	A-	7,657,976
USD	10,500	7.75%, 8/15/15	A1	A-	12,771,937
USD	4,000	7.875%, 5/22/22	A1	A-	5,040,740

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2005

	Principal Amount (000)	Description	Moody’s Rating	S&P Rating	Value (US$)
LONG-TERM INVESTMENTS - CONTINUED
		Telekom Malaysia,
USD	3,000	7.875%, 8/1/25(e)	A2	A-	$3,795,963
		Tenaga Nasional Berhad,
USD	14,000	7.50%, 1/15/96(b)	Baa1	BBB	16,080,960
		UMW Toyota Capital Sdn,
MYR	7,500	3.76%, 7/23/10	NR	NR	1,999,533

					100,159,607

		NEW ZEALAND - 0.6%
		New Zealand Government,
NZD	4,000	7.00%, 7/15/09(e)	Aaa	AAA	2,854,095
NZD	10,000	6.00%, 4/15/15(e)	Aaa	AAA	6,975,907

					9,830,002

		PHILIPPINES - 10.8%
		Bangko Sentral ng Pilipinas,
USD	4,000	8.60%, 6/15/27	B1	BB-	3,680,000
		Globe Telecom,
USD	4,750	9.75%, 4/15/07(c)	Ba2	BB-	5,213,125
		Metropolitan Bank & Trust Company,
USD	2,400	8.50%, 11/20/07(a)(e)	B1	NR	2,440,714
		National Power Corporation,
USD	7,000	8.40%, 12/15/16	NR	BB-	6,220,312
		Philippine Government,
PHP	40,000	15.25%, 8/9/06	B1	NR	753,673
PHP	372,800	18.00%, 11/26/08	B1	NR	8,006,570
PHP	95,000	13.00%, 4/25/12	B1	NR	1,804,438
PHP	133,000	11.875%, 5/29/23	B1	NR	2,338,161
		Philippine Long Distance Telephone Company,
USD	2,300	9.875%, 8/1/05	NR	BB-	2,300,000
USD	1,500	9.25%, 6/30/06	Ba3	BB-	1,560,000
USD	2,000	10.625%, 5/15/07	Ba3	NR	2,192,500
USD	1,300	10.50%, 4/15/09	Ba3	BB-	1,475,500
USD	1,000	11.375%, 5/15/12	Ba3	BB-	1,200,000
USD	1,000	8.35%, 3/6/17	Ba3	BB-	1,010,000
		Republic of Philippines,
USD	3,000	7.50%, 9/11/07	B1	BB-	3,125,628
USD	9,100	8.875%, 4/15/08	B1	BB-	9,805,250
USD	15,250	8.375%, 3/12/09(e)	B1	BB-	16,050,625
USD	22,000	9.875%, 3/16/10	B1	BB-	24,227,500
USD	28,658	8.375%, 2/15/11	B1	BB-	29,446,095
USD	1,000	8.25%, 1/15/14(e)	B1	BB-	1,005,000
USD	2,000	8.875%, 3/17/15	B1	BB-	2,072,500
USD	14,100	9.375%, 1/18/17	B1	BB-	15,016,500
USD	2,000	6.50%, 12/1/17(a)	B1	BB-	1,951,006
USD	16,050	9.875%, 1/15/19(e)	B1	BB-	17,253,750
USD	12,879	10.625%, 3/16/25	B1	BB-	14,279,591
		SM Investors Corporation,
USD	4,450	8.00%, 10/16/07	NR	NR	4,582,597
		URC Philippines Ltd.
USD	5,700	9.00%, 2/6/08	B1	BB-	5,844,033
USD	1,750	8.25%, 1/20/12	B1	BB-	1,759,301

					186,614,369

		SINGAPORE - 5.7%
		DBS Bank,
USD	11,500	7.657%, 3/15/11(a)(c)	A1	NR	12,953,857
USD	5,000	7.125%, 5/15/11	Aa3	A	5,581,495
		Flextronics International Ltd.,
USD	9,600	6.50%, 5/15/13	Ba2	BB-	9,888,000

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2005

	Principal Amount (000)	Description	Moody’s Rating	S&P Rating	Value (US$)
LONG-TERM INVESTMENTS - CONTINUED
		Oversea-Chinese Banking Corporation,
SGD	3,200	5.00%, 9/6/11	A1	A-	$2,153,723
USD	7,600	7.75%, 9/6/11	A1	A-	8,730,112
		Singapore Government,
SGD	10,000	4.00%, 3/1/07	Aaa	AAA	6,212,480
SGD	32,000	1.50%, 4/1/08	Aaa	AAA	19,006,005
SGD	13,000	4.625%, 7/1/10	Aaa	AAA	8,680,359
SGD	9,500	3.625%, 7/1/14	Aaa	AAA	6,182,367
SGD	10,600	4.00%, 9/1/18	Aaa	AAA	7,208,792
		Singapore Telecommunications,
SGD	3,250	3.21%, 3/15/06	Aa2	A+	1,970,566
USD	2,600	6.375%, 12/1/11(e)	Aa2	A+	2,826,502
		SingTel Optus Finance Pty. Limited,
USD	5,800	8.00%, 6/22/10	Aa3	A+	6,525,354

					97,919,612

		SOUTH KOREA - 13.2%
		Equus Cayman Finance Ltd.,
USD	7,800	5.50%, 9/12/08	Baa3	BB+	7,866,082
		Hana Bank,
USD	7,050	8.748%, 12/17/12(a)(c)	NR	BBB-	8,191,388
		Hyundai Motors Manufacturing,
USD	2,400	5.30%, 12/19/08(b)	Baa3	BB+	2,409,408
		Industrial Bank of Korea,
USD	3,900	4.375%, 12/4/07	A3	A-	3,883,877
USD	2,300	3.50%, 6/11/08(e)	A3	A-	2,220,415
		Kookmin Bank,
USD	4,700	4.625%, 12/10/07	A3	BBB+	4,699,530
		Koram Bank,
USD	1,550	4.68%, 6/18/13(a)	NR	NR	1,536,360
		Korea Development Bank,
USD	3,000	5.25%, 11/16/06	A3	A	3,029,469
USD	5,500	5.75%, 9/10/13	A3	A	5,759,072
		Korea Electric Power Corporation,
USD	3,300	7.75%, 4/1/13	A2	A	3,881,962
USD	10,000	7.00%, 2/1/27	A2	A	10,335,470
		Korea First Bank,
USD	6,000	5.75%, 3/10/13(a)	Baa1	BBB	6,115,080
USD	3,950	7.267%, 3/3/14(a)(b)(c)	NR	BBB	4,369,818
		Korea Highway Corporation,
USD	2,200	4.90%, 7/1/13	A3	A	2,182,123
USD	850	5.125%, 5/20/15	A3	A	851,001
		Korea Hydro & Nuclear Power,
USD	2,750	4.25%, 1/29/08	A2	A	2,719,568
		Korea South-East Power Co. Ltd.,
USD	3,900	4.75%, 6/26/13	A2	NR	3,802,001
		LG Telecom Ltd.,
USD	3,800	8.25%, 7/15/09(b)	Ba2	BB+	4,045,020
		National Agricultural Cooperative Federation,
USD	1,500	3.45%, 6/20/08	A3	A-	1,446,267
		POSCO
USD	4,000	7.125%, 11/1/06	A2	A-	4,101,280
		Republic of South Korea,
USD	7,800	8.875%, 4/15/08	A3	A	8,699,683

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2005

	Principal Amount (000)	Description	Moody’s Rating	S&P Rating	Value (US$)
		Shinhan Bank,
USD	1,600	6.25%, 9/8/08(a)	Baa2	BBB-	$1,649,280
USD	4,800	5.663%, 3/2/15(a)	Baa3	BBB-	4,718,938
		SK Corporation,
USD	2,000	7.50%, 5/31/06	Ba1	NR	2,047,874
		South Korea National Debt,
KRW	19,170,000	7.15%, 4/11/06	A3	NR	19,101,158
KRW	30,000,000	5.64%, 10/17/06	A3	NR	29,778,660
KRW	9,800,000	6.15%, 7/10/07	A3	NR	9,889,696
KRW	10,000,000	3.50%, 12/10/09	A3	NR	9,379,994
KRW	10,000,000	4.00%, 6/10/10	A3	NR	9,562,971
KRW	16,674,000	6.91%, 7/18/11	A3	NR	18,025,184
KRW	10,000,000	4.25%, 9/10/14	A3	NR	9,196,698
		South Korea National Debt - Embarc,
USD	10,000	4.7963%, 10/11/07(g)	NR	NR	9,926,139
USD	2,900	4.8115%, 10/11/07(g)	NR	NR	2,878,580
USD	10,000	4.75%, 3/14/08(g)	NR	NR	9,734,292

					228,034,338

		SWEDEN - 0.4%
		Kingdom of Sweden,
AUD	8,287	7.875%, 4/23/07(b)	Aaa	AAA	6,548,997

		SWITZERLAND - 4.0%
		Eurofima,
AUD	8,170	9.875%, 1/17/07	Aaa	AAA	6,581,585
AUD	30,000	6.50%, 8/22/11	Aaa	AAA	23,888,683
AUD	30,000	6.00%, 1/28/14	Aaa	AAA	23,433,929
AUD	20,000	6.25%, 12/28/18	Aaa	AAA	16,101,938

					70,006,135

		TAIWAN - 0.3%
		Chinatrust Comm Bank HK
USD	1,550	5.625%, 3/17/15(c)(e)	Baa1	BBB-	1,550,527
		Wan Hai Lines S Pte Ltd.,
USD	4,750	5.50%, 6/29/15	Baa2	BBB	4,687,766

					6,238,293

		THAILAND - 5.0%
		Bangkok Bank Public Company,
USD	8,500	8.750%, 3/15/07	Baa2	BB+	8,979,264
USD	8,500	9.025%, 3/15/29 (b)	Baa2	BB+	10,980,087
USD	5,500	9.025%, 3/15/29	Baa2	BB+	7,176,581
		Kasikornbank Public Company Limited,
USD	4,700	8.25%, 8/21/16	Baa2	BB+	5,650,425
		Nestle (Thai) Ltd.,
THB	105,000	2.16%, 6/19/08	NR	AAA	2,413,275
		PTT Public Company Limited,
USD	1,950	5.75%, 8/1/14(b)	A2	BBB+	2,020,030
		Thailand Government,
THB	63,100	8.50%, 10/14/05	Baa1	A	1,531,263
THB	44,000	8.00%, 12/8/06	Baa1	NR	1,117,836
THB	359,000	5.60%, 7/7/07	Baa1	NR	8,924,267
THB	130,000	8.50%, 12/8/08	Baa1	A	3,566,706
THB	77,000	5.375%, 11/30/11	Baa1	NR	1,960,997
THB	247,000	4.125%, 11/1/12	Baa1	NR	5,841,274
THB	160,000	5.00%, 12/3/14	Baa1	NR	3,967,208
THB	207,000	5.50%, 1/18/17	Baa1	NR	5,293,089
THB	50,000	3.875%, 3/7/18	Baa1	NR	1,090,735
THB	200,000	5.50%, 8/13/19	Baa1	NR	5,141,020
THB	91,000	5.125%, 11/8/22	Baa1	NR	2,159,299
		Total Access Communication Public,
USD	900	8.375%, 11/4/06(b)	Ba2	NR	939,006
USD	6,400	8.375%, 11/4/06	Ba2	BB	6,677,376
THB	24,000	5.80%, 10/30/09	NR	NR	597,857

					86,027,595

		UNITED STATES - 2.6%
		Bank of America Corp.
AUD	7,000	6.50%, 9/15/09	Aa2	AA-	5,464,022
		Federal National Mortgage Assoc.,
AUD	26,065	6.375%, 8/15/07	Aaa	NR	20,097,626
		Merrill Lynch & Co., Inc.
USD	2,700	12.50%, 9/17/12(a)(h)(i)	NR	NR	2,754,000
AUD	15,000	6.75%, 3/12/14	Aa3	A+	11,900,996
		SLM Corp.,
NZD	1,500	6.50%, 6/15/10	NR	NR	1,020,492
		Wells Fargo & Company,
AUD	5,000	5.75%, 7/12/10	Aa1	AA-	3,790,499

					45,027,635

		VIETNAM - 0.1%
		Socialist Republic of Vietnam,
USD	1,600	3.75%, 3/12/28(a)	NR	BB-	1,168,000

		Total long-term investments (cost US$1,835,409,256)			2,122,365,594

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2005

	Principal Amount (000)	Description	Moody’s Rating	S&P Rating	Value (US$)
SHORT-TERM INVESTMENTS - 10.1%
		NEW ZEALAND - 0.1%
		New Zealand Call Deposit,
NZD	2,355	0.00%, 10/31/05	NR	NR	$1,609,469

		SOUTH KOREA - 1.3%
		HSBC - KRW Linked CD
KRW	24,204,000	0.00%, 10/25/05(j)	NR	NR	23,213,869

		UNITED STATES - 6.0%
USD	103,583	Repurchase Agreement, State Street Bank and Trust Company, 2.97% dated 7/29/05, due 8/1/05 in the amount of $103,583,000 (collateralized by $22,982,000 U.S. Treasury Bond, 7.25% due 8/15/05; value $23,444,500 and $80,601,000 U.S. Treasury Bond, 6.875% due 8/15/25; value $82,215,700)			103,583,000

	Shares
USD	45,727,527	State Street Navigator Prime Portfolio(k) (cost $45,727,527)			45,727,527

					45,727,527

		Total short-term investments (cost US$174,704,657)			174,133,865

Total Investments - 132.7% (cost US$2,010,113,913)					2,296,499,459
Other assets in excess of liabilities - 2.0%					34,635,443
Liquidation value of preferred stock - (34.7%)					(600,000,000)

Net Assets Applicable to Common Shareholders - 100.0%					$1,731,134,902

NR - Not rated by Moody’s or Standard & Poor’s.

AUD - Australian dollar	NZD - New Zealand dollar
EUR - Euro	PHP - Philippine peso
JPY - Japanese yen	SGD - Singapore dollar
KRW - South Korean won	THB - Thailand baht
MYR - Malaysian ringgit	USD - United States dollar

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the ecurity can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at July 31, 2005.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, the aggregate market value of these securities amounted to $85,202,127 or 4.9% of net assets applicable to common shareholders.
(c)	The date presented for these instruments represents the next call date.
(d)	Illiquid security.
(e)	Security, or portion thereof, on loan. With an aggregate market value of $42,384,398; cash collateral of $45,727,527 was received with which the Fund purchased securities.
(f)	Security is linked to the movement of the South Korean won using a currency swap.
(g)	Value of security is dependent on the value of South Korean Won and Korean Government securities.
(h)	Security is linked to the Philippine Peso.
(i)	Represents a fair valued security.
(j)	Security is linked to the movement of the South Korean won.
(k)	Represents security purchased with cash collateral received for securities on loan.

Aberdeen Asia-Pacific Income Fund, Inc.

Interest Rate Swap Agreements

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Unrealized Appreciation
Sale contracts:
UBS AG	October 31, 2005	$96,000	2.1025%	$465,984
UBS AG	October 31, 2006	96,000	2.6900%	1,752,672
UBS AG	October 31, 2007	144,000	3.1600%	3,427,344
UBS AG	October 31, 2008	144,000	3.5400%	3,369,456

				$9,015,456

Futures Contracts	Expiration	Contracts	Unrealized Appreciation/ (Depreciation)
Purchase contract:
Australian Treasury Bond 6% - 10 year	September 2005	45	$3,353
Sale contracts:
Australian Treasury Bond 6% - 3 year	September 2005	185	(38,128)
United States Treasury Note 6% - 5 year	September 2005	175	260,875
United States Treasury Note 6% - 10 year	September 2005	150	363,281
United States Treasury Bond 6% - 30 year	September 2005	25	68,750

			$658,131

Foreign Forward Currency Contracts (Purchase/Sale)	Amount Purchased	Amount Sold	Purchase Value as of July 31, 2005	Sale Value as of July 31, 2005	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
settlement date 8/26/05	$61,000,000	$80,751,920	$61,000,000	$61,267,859	$(267,859)
settlement date 10/25/05	59,000,000	78,145,695	59,000,000	59,118,287	(118,287)
settlement date 11/25/05	60,000,000	79,540,785	60,000,000	60,097,923	(97,923)

Indian Rupee/United States Dollar
settlement date 9/08/05	908,960,000	20,800,000	20,897,754	20,800,000	97,754

Indonesian Rupiah/United States Dollar
settlement date 9/19/05	231,026,600,000	23,800,000	23,562,121	23,800,000	(237,879)

Japanese Yen/United States Dollar
settlement date 8/26/05	3,253,923,000	30,500,000	29,109,821	30,500,000	(1,390,179)
settlement date 10/25/05	3,234,776,000	29,000,000	29,121,785	29,000,000	121,785

Singapore Dollar/United States Dollar
settlement date 8/26/05	20,135,490	12,200,000	12,143,483	12,200,000	(56,517)
settlement date 10/25/05	20,109,600	12,000,000	12,164,978	12,000,000	164,978

South Korean Won/United States Dollar
settlement date 8/26/05	18,301,830,000	18,300,000	17,826,689	18,300,000	(473,311)
settlement date 10/25/05	18,651,600,000	18,000,000	18,172,512	18,000,000	172,512

United States Dollar/New Zealand Dollar
settlement date 10/11/05	24,098,400	36,000,000	24,098,400	24,428,272	(329,872)

Net USD Total			$367,097,543	$369,512,341	$(2,414,798)

Tax Cost of Investments

The United States federal income tax basis of the Fund’s investments and net unrealized appreciation as of July 31, 2005 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$2,268,076,561	$70,606,328	$(42,183,430)	$28,422,898

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales, straddle losses deferred differing tax treatment for foreign currencies and recognition of discount and premium amortization.

Aberdeen Asia-Pacific Income Fund, Inc.

Item 2 – Controls and Procedures

(a)	It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

Aberdeen Asia-Pacific Income Fund, Inc.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Asia-Pacific Income Fund, Inc.

By:	/s/ Martin Gilbert
Martin Gilbert,
President of
Aberdeen Asia-Pacific Income Fund, Inc.

Date: September 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Gilbert
Martin Gilbert,
President of
Aberdeen Asia-Pacific Income Fund, Inc.

Date: September 14, 2005

By:	/s/ Christian Pittard
Christian Pittard,
Treasurer of
Aberdeen Asia-Pacific Income Fund, Inc.

Date: September 14, 2005

Aberdeen Asia-Pacific Income Fund, Inc.